Weighted Average Assumptions Used to Determine Defined Benefit Pension Plans (Parenthetical) (Detail) - CANADA - Other Post-Employment Obligations - Prescription Drug Costs [Member]	12 Months Ended
	Jun. 30, 2029	Jun. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rates		8.26%
Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rates	4.25%